Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	1 Months Ended	2 Months Ended
	May 01, 2020	Jun. 30, 2020
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents		$ 0
Cash held in Trust Account		230,000,000
Concentrations of credit risk federal depository insurance coverage limit	$ 250,000	250,000
Unrecognized tax benefits	0	0
Accrued for payment of interest and penalties	$ 0	$ 0
Weighted average shares subject to forfeiture	750,000
Warrants
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities		18,075,000
Class A Common Stock Subject To Mandatory Redemption
Summary Of Significant Accounting Policies [Line Items]
Temporary equity, shares subject to possible redemption		21,843,927
Antidilutive securities		21,843,927